EQUITY (Details)		6 Months Ended
	Mar. 26, 2018	Jun. 30, 2018 class shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Schedule of Partnership Units [Line Items]
Number of classes of shares | class		5
Stock conversion ratio		1
Period over which price is calculated		20 days
General partner
Schedule of Partnership Units [Line Items]
Proportion of voting rights held by non-controlling interests		1.00%
Units outstanding (in shares)		139,000	139,000	139,000
Limited partners
Schedule of Partnership Units [Line Items]
Proportion of voting rights held by non-controlling interests		49.00%
Units outstanding (in shares)		262,191,000	254,989,000	260,222,000
Redeemable and Exchangeable Units
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)		432,649,105	432,649,105
Special LP Units
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)		4,759,997	4,759,997
Stock conversion ratio	1